Schedule of Investments (unaudited) July 31, 2019	iShares® Morningstar Large-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 1.0%
Tesla Inc.(a)(b)	45,000	$10,872,450

Beverages — 1.8%
Constellation Brands Inc., Class A	52,298	10,293,292
Monster Beverage Corp.(a)	150,145	9,679,848

		19,973,140

Biotechnology — 1.7%
Alexion Pharmaceuticals Inc.(a)	79,781	9,038,390
Vertex Pharmaceuticals Inc.(a)	63,536	10,586,368

		19,624,758

Capital Markets — 5.0%
Charles Schwab Corp. (The)	273,974	11,841,156
CME Group Inc.	66,087	12,848,635
Moody’s Corp.	51,176	10,969,064
S&P Global Inc.	52,371	12,828,276
TD Ameritrade Holding Corp.	165,077	8,435,435

		56,922,566

Chemicals — 3.3%
Ecolab Inc.	57,206	11,540,166
Linde PLC	80,223	15,345,056
Sherwin-Williams Co. (The)	21,947	11,259,689

		38,144,911

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	101,274	9,450,890

Entertainment — 3.4%
Activision Blizzard Inc.	221,517	10,796,739
Electronic Arts Inc.(a)	102,403	9,472,277
Netflix Inc.(a)	57,163	18,463,077

		38,732,093

Equity Real Estate Investment Trusts (REITs) — 4.2%
American Tower Corp.	70,522	14,923,866
Crown Castle International Corp.	88,401	11,780,317
Equinix Inc.	21,092	10,590,293
Public Storage	42,064	10,211,457

		47,505,933

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	63,893	17,610,828

Health Care Equipment & Supplies — 8.3%
Abbott Laboratories	232,720	20,269,912
Baxter International Inc.	131,811	11,068,170
Becton Dickinson and Co.	53,037	13,407,754
Boston Scientific Corp.(a)	293,155	12,447,361
Edwards Lifesciences Corp.(a)	56,461	12,017,724
Intuitive Surgical Inc.(a)	24,048	12,493,176
Stryker Corp.	62,433	13,097,195

		94,801,292

Health Care Providers & Services — 2.3%
UnitedHealth Group Inc.	107,435	26,752,389

Hotels, Restaurants & Leisure — 3.4%
Marriott International Inc./MD, Class A	76,823	10,683,007
Starbucks Corp.	185,264	17,542,648
Yum! Brands Inc.	91,035	10,243,258

		38,468,913

Industrial Conglomerates — 0.9%
Roper Technologies Inc.	28,372	10,317,478

Security	Shares	Value

Interactive Media & Services — 11.0%
Alphabet Inc., Class A(a)	27,849	$33,925,652
Alphabet Inc., Class C, NVS(a)	28,503	34,679,030
Facebook Inc., Class A(a)	236,935	46,019,885
Twitter Inc.(a)	260,156	11,007,200

		125,631,767

Internet & Direct Marketing Retail — 7.5%
Amazon.com Inc.(a)	37,784	70,534,416
Booking Holdings Inc.(a)	7,628	14,391,061

		84,925,477

IT Services — 9.5%
Automatic Data Processing Inc.	79,425	13,225,851
Fidelity National Information Services Inc.	0	51
Fiserv Inc.(a)	164,587	17,352,407
Mastercard Inc., Class A	101,535	27,644,935
PayPal Holdings Inc.(a)	158,667	17,516,837
Visa Inc., Class A	185,270	32,978,060

		108,718,141

Life Sciences Tools & Services — 3.2%
Illumina Inc.(a)	33,101	9,909,777
IQVIA Holdings Inc.(a)	64,178	10,215,212
Thermo Fisher Scientific Inc.	58,179	16,155,145

		36,280,134

Machinery — 0.8%
Fortive Corp.	117,807	8,959,222

Media — 1.9%
Charter Communications Inc., Class A(a)	32,443	12,502,883
Sirius XM Holdings Inc.	1,434,411	8,979,413

		21,482,296

Oil, Gas & Consumable Fuels — 1.8%
EOG Resources Inc.	132,594	11,383,195
Pioneer Natural Resources Co.	64,949	8,965,560

		20,348,755

Personal Products — 0.9%
Estee Lauder Companies Inc. (The), Class A	58,913	10,851,185

Pharmaceuticals — 1.1%
Zoetis Inc.	104,600	12,017,494

Road & Rail — 1.0%
CSX Corp.	156,854	11,042,522

Semiconductors & Semiconductor Equipment — 3.2%
Advanced Micro Devices Inc.(a)	311,202	9,476,101
NVIDIA Corp.	99,994	16,870,987
Xilinx Inc.	89,500	10,221,795

		36,568,883

Software — 15.4%
Adobe Inc.(a)	66,409	19,846,994
Autodesk Inc.(a)	63,786	9,961,459
Intuit Inc.	49,748	13,795,618
Microsoft Corp.	683,010	93,073,773
salesforce.com Inc.(a)	111,940	17,294,730
ServiceNow Inc.(a)	41,739	11,577,981
Workday Inc., Class A(a)(b)	48,092	9,617,438

		175,167,993

Specialty Retail — 1.8%
O’Reilly Automotive Inc.(a)	25,081	9,549,842

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Morningstar Large-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Ross Stores Inc.	101,836	$10,797,671

		20,347,513

Textiles, Apparel & Luxury Goods — 2.3%
NIKE Inc., Class B	189,821	16,330,301
VF Corp.	109,677	9,584,673

		25,914,974

Wireless Telecommunication Services — 0.9%
T-Mobile U.S. Inc.(a)	122,583	9,773,543

Total Common Stocks — 99.9% (Cost: $763,477,284)		1,137,207,540

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	15,041,543	15,049,063
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	437,000	437,000

		15,486,063

Total Short-Term Investments — 1.3% (Cost: $15,481,753)		15,486,063

Total Investments in Securities — 101.2% (Cost: $778,959,037)		1,152,693,603

Other Assets, Less Liabilities — (1.2)%		(13,990,540)

Net Assets — 100.0%		$1,138,703,063

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	23,762,206	(8,720,663)	15,041,543	$15,049,063	$21,656	(a)	$2,756	$929
BlackRock Cash Funds: Treasury, SL Agency Shares	1,235,672	(798,672)	437,000	437,000	11,002		—	—

				$15,486,063	$32,658		$2,756	$929

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Morningstar Large-Cap Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,137,207,540	$—	$—	$1,137,207,540
Money Market Funds	15,486,063	—	—	15,486,063

	$1,152,693,603	$—	$—	$1,152,693,603

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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